Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	As of December 31,
	2024	2025
	RMB	RMB	US$
Payroll and welfare payables	2,816	3,027	433
Others	1,729	1,785	255
	4,545	4,812	688